Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	426,733	38,732,660
Replenishment	50,990	6,669,487
Repurchased	(6,412)	(701,971)
Redemptions	(7,930)	(802,117)
Losses	(43)	(366)
Capitalised Interest	0	4,510	( * see below )
Other Movements	0	0
Carried Forward	463,338	43,902,203

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,663,453	147,576,663
Repurchased	(545,147)	(44,965,512)
Redemptions	(768,336)	(65,359,191)
Losses	(1,823)	(5,691)
Capitalised Interest	0	256,720	( * see above )
Other Movements	0	0
Carried Forward	463,338	43,902,203

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	2.07%	22.21%
3 Month	5.92%	21.66%
12 Month	26.66%	26.66%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.81%	15.62%
3 Month	6.14%	18.55%
12 Month	17.19%	17.19%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	3.88%	37.83%
3 Month	12.06%	40.20%
12 Month	43.85%	43.85%

Asset Profiles
Weighted Average Seasoning	36.49	months
Weighted Average Loan size	£94,752.00
Weighted Average LTV	65.63%	*** (see below)
Weighted Average Indexed LTV	57.83%	using Halifax House Price Index
Weighted Average Indexed LTV	56.73%	using Nationwide House Price Index
Weighted Average Remaining Term	17.74	Years

Product Type Analysis	£000's	%
Variable Rate	8,661,905	19.73%
Fixed Rate	20,076,477	45.73%
Tracker Rate	15,163,821	34.54%
	43,902,203	100.00%

As at 08 May 2008 approximately 16.46% of the loans were flexible loans

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	4,096,076	9.33%
Interest Only	15,001,383	34.17%
Repayment	24,804,745	56.50%
	43,902,203	100.00%

As at 08 May 2008 approximately 28.84% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	24,677,428	56.21%
Remortgage	19,224,775	43.79%
	43,902,203	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 May 2008	7.09%
01 March 2008	7.34%
01 January 2008	7.59%
01 August 2007	7.84%

Geographic Analysis
Region	Number	£000's	%
East Anglia	17,678	1,516,090	3.45%
East Midlands	24,527	1,970,621	4.49%
Greater London	79,859	9,938,606	22.64%
North	18,364	1,240,606	2.83%
North West	53,205	4,031,710	9.18%
Scotland	28,082	1,882,639	4.29%
South East	125,036	13,851,417	31.55%
South West	38,106	3,580,206	8.15%
Wales	21,463	1,547,583	3.53%
West Midlands	28,154	2,243,257	5.11%
Yorkshire and Humberside	28,392	2,058,815	4.69%
Unknown	472	40,653	0.09%
Total	463,338	43,902,203	100.00%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	39,952	1,496,057	3.41%	35.54
25.01 - 50.00	124,815	8,439,382	19.22%	37.98
50.01 - 75.00	178,382	19,459,800	44.33%	35.29
75.01 - 80.00	21,073	2,647,226	6.03%	34.83
80.01 - 85.00	28,638	3,943,330	8.98%	32.07
85.01 - 90.00	42,874	5,759,940	13.12%	33.02
90.01 - 95.00	27,604	2,156,468	4.91%	61.58
Total	463,338	43,902,203	100.00%	36.49

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	450,339	42,616,929	(1,975)	97.12%
1.00 - 1.99 months	7,182	716,803	5,841	1.63%
2.00 - 2.99 months	2,596	243,780	3,846	0.56%
3.00 - 3.99 months	1,208	111,261	2,480	0.25%
4.00 - 4.99 months	563	54,889	1,588	0.13%
5.00 - 5.99 months	331	34,395	1,202	0.08%
6.00 -11.99 months	654	64,463	3,361	0.15%
12 months and over	101	10,243	1,106	0.02%
Properties in Possession	364	28,365	3,626	0.06%
Total	463,338	43,881,128	21,075	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	26,800,464	11,932,196
Replenishment of Assets	0	6,669,487
Acquisition by Funding	8,240,000	(8,240,000)
Distribution of Principal Receipts	(1,247,072)	(257,016)
Allocation of Losses	(291)	(75)
Share of Capitalised Interest	3,431	1,079
Payment Re Capitalised Interest	(3,431)	3,431
Balance Carried Forward	33,793,101	10,109,102

Carried Forward Percentage	76.97359%	23.02641%

Minimum Seller Share	2,748,924	6.26%

Cash Accumulation Ledger
	£000's
Brought Forward	3,292,962
Additional Amounts Accumulated	1,247,363
Payment of Notes	(3,292,073)
Carried Forward	1,248,252

Target Balance	1,456,913	payable on 15th July 2008

	1,456,913

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/04/08	0.3174%
Quarter to 15/01/08	0.5229%
Quarter to 15/10/07	0.5859%
Quarter to 16/07/07	0.5050%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 15/04/08	£563,000,000.00	£0.00	£10,000,000.00
Required Amount as at 15/04/08	£563,000,000.00	£0.00	£10,000,000.00
Percentage of Notes	1.61%	0.00%	0.03%
Percentage of Funding Share	1.67%	0.00%	0.03%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	32,576,888	8.64%
AA Notes Outstanding	952,146	5.92%
A Notes Outstanding	464,856	4.59%
BBB Notes Outstanding	1,046,954	1.61%
Total	35,040,844

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	359	30,788
Repossessed in Period	57	13,679
Sold in Period	(52)	(12,476)
Carried Forward	364	31,991

	Cumulative
	Number	£000's
Repossessed to date	2,187	335,026
Sold to date	(1,823)	(303,035)
Carried Forward	364	31,991

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Repossession Sales Information
Average time Possession to Sale	105	Days
Average arrears at time of Sale	£6,337

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th April 2007, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance is in excess of £30 billion

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	5.92938%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	5.92938%	1.75%
Series 3 Class A	Holmes Financing No. 8	AAA/Aaa/AAA	€ 660,000,000	4.74700%	0.15%
Series 3 Class B	Holmes Financing No. 8	AA/Aa3/AA	€ 22,666,667	4.74700%	0.27%
Series 3 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	€ 38,333,333	4.74700%	0.85%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	5.92938%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	2.71313%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	5.92938%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	5.92938%	0.90%
Series 2 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	$2,175,000,000	2.71313%	0.06%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	4.74700%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	5.92938%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	5.92938%	0.09%
Series 2 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	$720,000,000	2.71313%	0.03%
Series 2 Class B	Holmes Financing No. 10	AA/Aa3/AA	$55,000,000	2.71313%	0.09%
Series 2 Class C	Holmes Financing No. 10	BBB/Baa2/BBB	$55,000,000	2.71313%	0.35%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	4.74700%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	4.74700%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	5.92938%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	4.74700%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	5.92938%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	4.74700%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	5.92938%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	2.71313%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	5.92938%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	2.71313%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	2.71313%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	2.71313%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	2.71313%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	2.71313%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	4.74700%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	5.92938%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	4.74700%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	5.92938%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	4.74700%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	5.92938%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	4.74700%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	5.92938%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	2.71313%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	4.74700%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	4.74700%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	5.92938%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	2.71313%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	4.74700%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	5.92938%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	2.71313%	0.08%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	4.74700%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	5.92938%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	4.74700%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	5.92938%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	4.74700%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	5.92938%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	4.74700%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	5.92938%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	2.71313%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$612,500,000	2.71313%	0.03%
Series 1 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$600,000,000	2.71313%	0.04%
Series 1 Class B	Holmes Master Issuer 2007-2	AA/Aa3/AA	$41,000,000	2.71313%	0.07%
Series 1 Class C	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$64,200,000	2.71313%	0.23%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	3.16143%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	2.71313%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	2.71313%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	4.74700%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	5.92938%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	2.71313%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	4.74700%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	5.92938%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	2.71313%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	4.74700%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	5.92938%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	2.71313%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	4.74700%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	5.92938%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	2.71313%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	4.81500%	0.29%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	4.81200%	0.31%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	4.81300%	0.32%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	5.92938%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	5.92938%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	5.92938%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	4.74800%	0.44%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.41%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	4.74200%	0.47%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	4.74700%	0.44%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	5.92160%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	5.92160%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	5.92160%	2.25%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-
08Q2	-	221	-	388	-	600	715	-	-

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
08Q2	-	-	-	-	-	-	-	-	-
08Q3	-	221	-	388	-	-	715	-	-
08Q4	-	221	1,272	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-
10Q2	-	-	453	-	-	386	1,664	-	-
10Q3	250	-	600	-	-	-	-	-	-
10Q4	-	-	-	1,526	1,632	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	2,649	654	-	-
11Q3	-	-	-	-	-	-	654	-	-
11Q4	-	-	-	-	-	-	654	-	-
12Q1	-	-	-	-	-	-	-	918	-
12Q2	-	-	-	-	-	-	-	918	-
12Q3	-	-	-	-	-	-	377	918	-
12Q4	-	-	-	-	-	515	-	-	-
13Q1	-	-	-	-	-	-	-	742	-
13Q2	-	-	-	-	-	-	-	742	-
13Q3	-	-	-	-	-	-	-	742	-
13Q4	-	-	-	-	-	-	-	-	-
14Q1	-	-	-	-	-	-	-	593	-
14Q2	-	-	-	-	-	-	-	593	-
14Q3	-	-	-	-	-	-	-	593	-
14Q4	-	-	-	-	-	-	-	-	7,500
15Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2008 to 08 May 2008

All values are in thousands of pounds sterling unless otherwise stated